Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income tax expense at U.S. federal statutory rate						$ 77,257	$ 66,345	$ 114,417
Tax adjustment related to REIT	[1]					(70,619)	(63,669)	(109,294)
State and local income taxes, net of federal income tax benefit						2,039	1,461	1,193
Book expenses not deductible for tax purposes						4,144	1,926	2,635
Stock-based compensation						(1,177)	1,090	(121)
Valuation allowance	[2]					(1,032)	3,813	3,953
Rate change	[3]						(80)	(466)
Undistributed earnings of foreign subsidiaries	[4]					(102)	(393)	1,363
Minimum tax credit refundable	[5]							(4,108)
Deferred tax adjustment due to REIT conversion	[6]					(17,031)
Other differences, net	[7]					2,299	204	(342)
Income tax expense		$ (240)	$ (12,380)	$ 1,296	$ (10,292)	$ (4,222)	$ 10,697	$ 9,230

[1]	Includes dividend paid deduction of $76,688, $69,818 and $110,442 for the tax years ended December 31, 2019, 2018 and 2017, respectively.
[2]	For the years ended December 31, 2019, 2018 and 2017, a non-cash valuation allowance of $(1,031), $3,813 and $3,953, respectively, was recorded to income tax expense due to our limited ability to utilize Puerto Rico deferred tax assets in future years.
[3]	Under the TCJA, the U.S. corporate income tax rate was lowered from 35% to 21%. As a result, a non-cash benefit of $466 to income tax expense was recorded for the reduction of the U.S. net deferred tax liability for the year ended December 31, 2017.
[4]	In periods prior to December 31, 2017, the undistributed earnings of our Canadian subsidiaries were designated as permanently reinvested. As of December 31, 2017, however, management did not assert that the undistributed earnings of our Canadian subsidiaries will be permanently reinvested. For the years ended December 31, 2019, 2018 and 2017, we recognized a deferred tax (benefit) charge of $(102), $(393) and $1,363, respectively, for future foreign withholding taxes related to undistributed earnings.
[5]	Under the TCJA, the corporate alternative minimum tax was repealed and any minimum tax carryforwards not utilized become fully refundable in 2021. The Company does not expect to utilize its minimum tax credit carryforward. As a result, a cash benefit of $4,108 to income tax expense was recorded for the year ended December 31, 2017.
[6]	The income tax provision for the year ended December 31, 2019 is net of the deferred tax benefit of $17,031, which relates to the transfer of assets purchased from Fairway into our qualifying REIT subsidiary on June 28, 2019. The Fairway assets were initially placed in the TRS.
[7]	Upon enactment, the TCJA includes a one-time transition tax on the mandatory deemed repatriation of cumulative foreign earnings, net of foreign tax credits. As a result, a cash charge of $736 to income tax expense was recorded for the year ended December 31, 2017.